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                    Skadden, Arps, Slate, Meagher & Flom LLP
                              333 West Wacker Drive
                                   Suite 2100
                             Chicago, Illinois 60606

                                                           August 12, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Van Kampen High Income Corporate Bond Fund
             Registration Statement on Form N-14

Ladies and Gentlemen:

         Van Kampen High Income Corporate Bond Fund (the "Registrant") hereby files via EDGAR one electronically signed copy of its Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 in connection with the reorganization of Van Kampen High Yield Fund, a series of Van Kampen Trust, into Van Kampen High Income Corporate Bond Fund, filed pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations of the Securities and Exchange Commission promulgated thereunder.

         Should the staff have any questions regarding the foregoing, please do not hesitate to call the undersigned at (312) 407-0863 or Elisa Mitchell at
(630) 684-6724.

                                                           Very truly yours,


                                                           /s/ Charles B. Taylor